Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

Included in loss from discontinued operations in 2012 was the realization of the currency translation adjustment balance on the Company's liquidated EMEA-based security business, which was discontinued in 2008.